Organization and Basis of Presentation - Narrative (Details)			1 Months Ended	12 Months Ended
	Oct. 20, 2021 USD ($)	Apr. 07, 2020	Jul. 31, 2021 segment	Dec. 31, 2022 USD ($) deadWeightTon institution windTurbineInstallationVessel segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) segment	Mar. 31, 2022 USD ($)	Dec. 31, 2019 USD ($)	Oct. 12, 2018
Organization and Basis of Presentation [Line Items]
Number of wind turbine installation vessels operated | windTurbineInstallationVessel				5
Number of operating segments | segment			2	1		2
Reverse stock split conversion ratio		0.1
Allowance for doubtful accounts				$ 0	$ 0
Revenue, remaining performance obligation, amount				2,500,000	3,100,000
Cumulative effect adjustment to accumulated deficit				$ 715,314,000	620,344,000	$ 272,598,000		$ 874,967,000
Maturity of time deposits				3 months
Charge to remeasure fair value of fleet for sale						458,600,000
Amount of time sale expected to be complete				1 year
Period used for estimated scrap value				4 years
Amortization of debt issuance costs				$ 600,000	700,000	3,600,000
Deferred financing costs				3,200,000	21,300,000
Accumulated amortization, deferred finance costs				600,000	21,300,000
Write-off related to refinancing of existing debt and repayment of debt				0	7,200,000	3,100,000
Cash, FDIC insured amount				$ 0
Liquidity period				12 months
Accumulated deficit
Organization and Basis of Presentation [Line Items]
Cumulative effect adjustment to accumulated deficit				$ (1,332,319,000)	$ (1,438,021,000)	$ (1,458,248,000)		$ (786,266,000)
Accounts Receivable | Credit Concentration Risk | Two Counterparties
Organization and Basis of Presentation [Line Items]
Credit risk concentration, percentage				82.00%
Accounts Receivable | Credit Concentration Risk | Three Counterparties
Organization and Basis of Presentation [Line Items]
Credit risk concentration, percentage					54.00%
Scorpio Tankers Inc.
Organization and Basis of Presentation [Line Items]
Equity method investment, ownership percentage					3.70%				10.90%
Seajacks Scylla
Organization and Basis of Presentation [Line Items]
Year built				2015
Seajacks Zaratan
Organization and Basis of Presentation [Line Items]
Year built				2012
Seajacks Leviathan
Organization and Basis of Presentation [Line Items]
Year built				2009
Seajacks Hydra
Organization and Basis of Presentation [Line Items]
Year built				2014
Seajacks Kraken
Organization and Basis of Presentation [Line Items]
Year built				2009
Scorpio Ship Management SSM
Organization and Basis of Presentation [Line Items]
Related party transaction, fee paid for technical advice and services	$ 671,200
Monthly amount due to related party				$ 41,667
Minimum
Organization and Basis of Presentation [Line Items]
Duration of planned major repairs and maintainence of vessel (in months)				30 months
Maximum
Organization and Basis of Presentation [Line Items]
Duration of planned major repairs and maintainence of vessel (in months)				60 months
Newbuilding Drybulk carriers
Organization and Basis of Presentation [Line Items]
Minimum carrying capicity of vessels | deadWeightTon				30,000
Secured Debt
Organization and Basis of Presentation [Line Items]
Number of credit agreements | institution				3
$175.0 Million Credit Facility | Credit Facility
Organization and Basis of Presentation [Line Items]
Debt instrument, face amount				$ 175,000,000.0			$ 175,000,000
Ultramax | Minimum
Organization and Basis of Presentation [Line Items]
DWT | deadWeightTon				60,200
Ultramax | Maximum
Organization and Basis of Presentation [Line Items]
DWT | deadWeightTon				64,000
Kamsarmax | Minimum
Organization and Basis of Presentation [Line Items]
DWT | deadWeightTon				82,000
Kamsarmax | Maximum
Organization and Basis of Presentation [Line Items]
DWT | deadWeightTon				84,000
Marine Energy Segment
Organization and Basis of Presentation [Line Items]
Estimated useful lives (in years)				30 years
Dry Bulk Vessels
Organization and Basis of Presentation [Line Items]
Estimated useful lives (in years)				25 years